Right-of-use assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Aug. 31, 2025
Right-of-use assets
Balance at beginning of the year	$ 7,070,321
Additions	3,843,602	$ 45,280
Balance at end of the year	8,619,943		$ 7,070,321
Nautical Ventures Group Inc.
Right-of-use assets
Business acquisition			7,144,395
Premises
Right-of-use assets
Balance at beginning of the year	6,971,926
Balance at end of the year	8,565,986		6,971,926
Moulds
Right-of-use assets
Balance at beginning of the year	18,401
Balance at end of the year			18,401
Rolling stock
Right-of-use assets
Balance at beginning of the year	79,994
Balance at end of the year	53,957		79,994
Cost
Right-of-use assets
Balance at beginning of the year		282,800	282,800
Additions	3,843,602	87,604
Disposals	(921,175)	(57,747)
Business acquisition		8,120,517
Currency translation	(399)	(2,270)
Balance at end of the year	11,352,932	8,430,904
Cost | Premises
Right-of-use assets
Balance at beginning of the year		106,780	106,780
Additions	3,815,359
Disposals	(893,404)
Business acquisition		8,120,517
Balance at end of the year	11,149,252	8,227,297
Cost | Moulds
Right-of-use assets
Balance at beginning of the year		49,983	49,983
Currency translation	(74)	(799)
Balance at end of the year	49,110	49,184
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year		126,037	126,037
Additions	28,243	87,604
Disposals	(27,771)	(57,747)
Currency translation	(325)	(1,471)
Balance at end of the year	154,570	154,423
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year		(89,481)	(89,481)
Depreciation	1,958,554	319,041
Disposals	(586,148)	(24,061)
Business acquisition		976,122
Balance at end of the year	(2,732,989)	(1,360,583)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year		(37,818)	(37,818)
Depreciation	1,886,272	241,431
Disposals	(558,377)
Business acquisition		976,122
Balance at end of the year	(2,583,266)	(1,255,371)
Accumulated depreciation | Moulds
Right-of-use assets
Balance at beginning of the year		(6,248)	(6,248)
Depreciation	18,327	24,535
Balance at end of the year	(49,110)	(30,783)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year		(45,415)	$ (45,415)
Depreciation	53,955	53,075
Disposals	(27,771)	(24,061)
Balance at end of the year	$ (100,613)	$ (74,429)